Condensed consolidating financial statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Consolidated Financial Statements [Abstract]
Condensed Statements of Income and Comprehensive Income [Table Text Block]

Condensed consolidating statements of operations and comprehensive income

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,142,000	$510,460	$(127,649)	$1,524,811
Cost of sales	—	804,413	370,517	(125,344)	1,049,586
Gross profit	—	337,587	139,943	(2,305)	475,225
Operating expenses
Selling, general and administrative expenses	—	211,863	57,806	—	269,669
Other operating expense	—	2,821	493	—	3,314
Total operating expenses	—	214,684	58,299	—	272,983
Earnings from equity investment	—	7,312	—		7,312
Equity earnings from affiliate, net of tax	142,799	53,520	—	(196,319)	—
Operating income	142,799	183,735	81,644	(198,624)	209,554
Other expense (income)
Interest expense	18,251	101	18	—	18,370
Interest income with affiliate	—	(3,987)	—	3,987	—
Interest expense with affiliate	—	—	3,987	(3,987)	—
Foreign exchange (gains) losses and other, net	—	(624)	3,577	—	2,953
Deferred loan costs written off	2,149	—	—	—	2,149
Total other expense (income)	20,400	(4,510)	7,582	—	23,472
Income before income taxes	122,399	188,245	74,062	(198,624)	186,082
Provision for income tax expense	(7,140)	45,446	18,172	—	56,478
Net income	129,539	142,799	55,890	(198,624)	129,604
Less: Income attributable to noncontrolling interest	—	—	65	—	65
Net income attributable to common stockholders	129,539	142,799	55,825	(198,624)	129,539

Other comprehensive income, net of tax:
Net income	129,539	142,799	55,890	(198,624)	129,604
Change in foreign currency translation, net of tax of $0	7,525	7,525	7,525	(15,050)	7,525
Change in pension liability	223	223	223	(446)	223
Comprehensive income	137,287	150,547	63,638	(214,120)	137,352
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	72	—	72
Comprehensive income attributable to common stockholders	$137,287	$150,547	$63,710	$(214,120)	$137,424

Condensed consolidating statements of operations and comprehensive income

	December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,072,732	$474,864	$(132,663)	$1,414,933
Cost of sales	—	742,473	340,240	(130,837)	951,876
Gross profit	—	330,259	134,624	(1,826)	463,057
Operating expenses
Selling, general and administrative expenses	—	176,417	48,851	—	225,268
Contingent consideration (benefit)	—	(4,568)	—	—	(4,568)
Other operating expense (income)	—	3,446	(1,969)	—	1,477
Total operating expenses	—	175,295	46,882	—	222,177
Equity earnings from affiliate, net of tax	157,847	58,417	—	(216,264)	—
Operating income	157,847	213,381	87,742	(218,090)	240,880
Other expense (income)
Interest expense	15,997	361	14	—	16,372
Interest income with affiliate	(6,164)	—	—	6,164	—
Interest expense with affiliate	—	—	6,164	(6,164)	—
Foreign exchange (gains) losses and other, net	—	(21)	1,734	—	1,713
Total other expense (income)	9,833	340	7,912	—	18,085
Income before income taxes	148,014	213,041	79,830	(218,090)	222,795
Provision for income tax expense	(3,442)	55,194	19,513	—	71,265
Net income	151,456	157,847	60,317	(218,090)	151,530
Less: Income attributable to noncontrolling interest	—	—	74	—	74
Net income attributable to common stockholders	151,456	157,847	60,243	(218,090)	151,456

Other comprehensive income, net of tax:
Net income	151,456	157,847	60,317	(218,090)	151,530
Change in foreign currency translation, net of tax of $0	15,887	15,887	15,887	(31,774)	15,887
Comprehensive income	167,343	173,734	76,204	(249,864)	167,417
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	(44)	—	(44)
Comprehensive income attributable to common stockholders	$167,343	$173,734	$76,160	$(249,864)	$167,373

Condensed consolidating statements of operations and comprehensive income

	December 31, 2011
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$848,640	$384,114	$(104,623)	$1,128,131
Cost of sales	—	588,781	280,579	(103,690)	765,670
Gross profit	—	259,859	103,535	(933)	362,461
Operating expenses
Selling, general and administrative expenses	—	142,468	44,306	—	186,774
Contingent consideration expense	—	12,100	—	—	12,100
Other operating expense	—	2,227	747	—	2,974
Total operating expenses	—	156,795	45,053	—	201,848
Equity earnings from affiliate, net of tax	99,284	35,617	—	(134,901)	—
Operating income	99,284	138,681	58,482	(135,834)	160,613
Other expense (income)
Interest expense	19,130	374	28	—	19,532
Interest income with affiliate	(9,989)	—	—	9,989	—
Interest expense with affiliate	—	—	9,989	(9,989)	—
Foreign exchange (gains) losses and other, net	—	1,160	(782)	—	378
Total other expense (income)	9,141	1,534	9,235	—	19,910
Income before income taxes	90,143	137,147	49,247	(135,834)	140,703
Provision for income tax expense	(3,199)	37,863	12,446	—	47,110
Net income	93,342	99,284	36,801	(135,834)	93,593
Less: Income attributable to noncontrolling interest	—	—	251	—	251
Net income attributable to common stockholders	93,342	99,284	36,550	(135,834)	93,342

Other comprehensive income, net of tax:
Net income	93,342	99,284	36,801	(135,834)	93,593
Change in foreign currency translation, net of tax of $0	(5,094)	(5,094)	(5,094)	10,188	(5,094)
Gain on derivative instruments, net of tax of $768	1,426	—	—	—	1,426
Comprehensive income	89,674	94,190	31,707	(125,646)	89,925
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	(85)	—	(85)
Comprehensive income attributable to common stockholders	$89,674	$94,190	$31,622	$(125,646)	$89,840

Condensed Balance Sheet [Table Text Block]

Condensed consolidating balance sheets

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$—	$39,582	$—	$39,582
Accounts receivable—trade, net	—	172,563	77,709	—	250,272
Inventories	—	310,191	135,924	(5,066)	441,049
Other current assets	63	41,495	37,007	—	78,565
Total current assets	63	524,249	290,222	(5,066)	809,468
Property and equipment, net of accumulated depreciation	—	143,180	37,112	—	180,292
Intangibles	—	220,980	74,372	—	295,352
Goodwill	—	526,083	276,235	—	802,318
Investment in unconsolidated subsidiary	—	60,292	—	—	60,292
Investment in affiliates	1,209,699	454,024	—	(1,663,723)	—
Long-term loan and advances to affiliates	623,337	97,316	—	(720,653)	—
Other long-term assets	15,658	4,168	1,321	—	21,147
Total assets	$1,848,757	$2,030,292	$679,262	$(2,389,442)	$2,168,869
Liabilities and equity
Current liabilities
Accounts payable—trade	$—	$69,467	$30,754	$—	$100,221
Accrued liabilities	7,194	43,693	45,642	—	96,529
Current portion of debt and other current liabilities	—	9,217	14,016	—	23,233
Total current liabilities	7,194	122,377	90,412	—	219,983
Long-term debt, net of current portion	511,208	824	45	—	512,077
Long-term loans and payables to affiliates	—	619,778	100,875	(720,653)	—
Other long-term liabilities	—	77,614	28,229	—	105,843
Total liabilities	518,402	820,593	219,561	(720,653)	837,903

Total stockholder's equity	1,330,355	1,209,699	459,090	(1,668,789)	1,330,355
Noncontrolling interest in subsidiary	—	—	611	—	611
Equity	1,330,355	1,209,699	459,701	(1,668,789)	1,330,966
Total liabilities and equity	$1,848,757	$2,030,292	$679,262	$(2,389,442)	$2,168,869

Condensed consolidating balance sheets

	December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$8,092	$32,971	$—	$41,063
Accounts receivable—trade, net	—	167,949	60,998	—	228,947
Inventories	—	343,828	114,060	(2,759)	455,129
Other current assets	48	40,061	9,629	—	49,738
Total current assets	48	559,930	217,658	(2,759)	774,877
Property and equipment, net of accumulated depreciation	—	118,646	34,337	—	152,983
Intangibles	—	226,933	30,486	—	257,419
Goodwill	—	487,778	208,021	—	695,799
Investment in affiliates	1,059,017	392,622	—	(1,451,639)	—
Long-term advances to affiliates	515,088	—	—	(515,088)	—
Other long-term assets	8,045	2,926	931	—	11,902
Total assets	$1,582,198	$1,788,835	$491,433	$(1,969,486)	$1,892,980
Liabilities and equity
Current liabilities
Accounts payable—trade	$—	$72,820	$26,170	$—	$98,990
Accrued liabilities	1,282	54,363	30,248	—	85,893
Current portion of debt and other current liabilities	19,464	48,204	20,516	—	88,184
Total current liabilities	20,746	175,387	76,934	—	273,067
Long-term debt, net of current portion	399,980	197	24	—	400,201
Long-term payables to affiliates	—	503,585	11,503	(515,088)	—
Other long-term liabilities	—	50,649	6,908	—	57,557
Total liabilities	420,726	729,818	95,369	(515,088)	730,825

Total stockholder's equity	1,161,472	1,059,017	395,381	(1,454,398)	1,161,472
Noncontrolling interest in subsidiary	—	—	683	—	683
Equity	1,161,472	1,059,017	396,064	(1,454,398)	1,162,155
Total liabilities and equity	$1,582,198	$1,788,835	$491,433	$(1,969,486)	$1,892,980

Condensed Cash Flow Statement [Table Text Block]

Condensed consolidating statements of cash flows

	Year ended December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(3,683)	$157,198	$57,878	$—	$211,393
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(54,389)	(127,329)	—	(181,718)
Investment in unconsolidated subsidiary	—	(48,013)	—	—	(48,013)
Capital expenditures for property and equipment	—	(48,270)	(11,993)	—	(60,263)
Long-term loans and advances to affiliates	(77,933)	(97,316)	—	175,249	—
Other	—	392	572	—	964
Net cash provided by (used in) investing activities	(77,933)	(247,596)	(138,750)	175,249	(289,030)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	54,389	127,329	—	181,718
Borrowings under Credit Facility	402,748	(52,184)	(127,329)	—	223,235
Issuance of Senior Notes	403,250	—	—	—	403,250
Repayment of long-term debt	(713,521)	(1,639)	29	—	(715,131)
Long-term loans and advances to affiliates	—	86,897	88,352	(175,249)	—
Deferred financing costs	(12,003)	—	—	—	(12,003)
Payment of contingent consideration	—	(11,435)	—	—	(11,435)
Other	1,142	6,278	—	—	7,420
Net cash provided by (used in) financing activities	81,616	82,306	88,381	(175,249)	77,054
Effect of exchange rate changes on cash	—	—	(898)	—	(898)
Net increase (decrease) in cash and cash equivalents	—	(8,092)	6,611	—	(1,481)
Cash and cash equivalents
Beginning of period	—	8,092	32,971	—	41,063
End of period	$—	$—	$39,582	$—	$39,582

Condensed consolidating statements of cash flows

	Year ended December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(6,078)	$79,366	$64,653	$—	$137,941
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(139,889)	—	—	(139,889)
Capital expenditures for property and equipment	—	(36,354)	(13,331)	—	(49,685)
Long-term loans and advances to affiliates	(69,701)	—	—	69,701	—
Other	—	2,296	2,755	—	5,051
Net cash provided by (used in) investing activities	(69,701)	(173,947)	(10,576)	69,701	(184,523)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	139,889	—	—	139,889
Borrowings under Credit Facility	203,155	(139,758)	—	—	63,397
Repayment of long-term debt	(448,118)	(5,655)	(246)	—	(454,019)
Long-term loans and advances to affiliates	—	110,111	(40,410)	(69,701)	—
Proceeds from IPO	256,381	—	—	—	256,381
Proceeds from concurrent private placement	50,000	—	—	—	50,000
Payment of contingent consideration	—	(11,100)	—	—	(11,100)
Proceeds from stock issuance	14,432	—	—	—	14,432
Other	(71)	6,873	—	—	6,802
Net cash provided by (used in) financing activities	75,779	100,360	(40,656)	(69,701)	65,782
Effect of exchange rate changes on cash	—	—	1,315	—	1,315
Net increase (decrease) in cash and cash equivalents	—	5,779	14,736	—	20,515
Cash and cash equivalents
Beginning of period	—	2,313	18,235	—	20,548
End of period	$—	$8,092	$32,971	$—	$41,063

Condensed consolidating statements of cash flows

	Year ended December 31, 2011
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(424)	$37,573	$2,126	$—	$39,275
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(430,685)	(79,172)	—	(509,857)
Capital expenditures for property and equipment	—	(28,402)	(12,761)	—	(41,163)
Long-term loans and advances to affiliates	(507,705)	—	—	507,705	—
Other	—	3,537	919	(3,550)	906
Net cash provided by (used in) investing activities	(507,705)	(455,550)	(91,014)	504,155	(550,114)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	430,685	79,172	—	509,857
Borrowings under Credit Facility	519,045	(429,659)	(78,896)	—	10,490
Repayment of long-term debt	(61,973)	—	—	—	(61,973)
Long-term loans and advances to affiliates	—	416,034	91,671	(507,705)	—
Proceeds from stock issuance	57,046	—	—	—	57,046
Other	(5,989)	717	(3,550)	3,550	(5,272)
Net cash provided by (used in) financing activities	508,129	417,777	88,397	(504,155)	510,148
Effect of exchange rate changes on cash	—	—	891	—	891
Net increase (decrease) in cash and cash equivalents	—	(200)	400	—	200
Cash and cash equivalents
Beginning of period	—	2,513	17,835	—	20,348
End of period	$—	$2,313	$18,235	$—	$20,548